Note 20 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2016	Level 1	Level 2	Level 3

Contingent consideration liability	$32,266	$-	$-	$32,266

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Balance, December 31, 2015	$29,119
Amounts recognized on acquisitions	12,056
Fair value adjustments (note 5)	(4,591)
Resolved and settled in cash	(1,434)
Other	(2,884)
Balance, December 31, 2016	32,266

Less: current portion	4,884
Non-current portion	$27,382

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2016		2015
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$10,203	$10,203	$3,922	$3,922
Long-term debt	262,498	262,498	260,947	260,947